Notes Payable - Outstanding Notes Payable (Details) - Notes Payable $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 33,712
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	795
Total	$ 38,866